CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,928	$ 4,583
Restricted certificate of deposit		3,500
Accounts receivable, net	13,790	12,230
Deferred tax assets	158	151
Prepaid expenses and other current assets	1,978	1,016
Total current assets	19,854	21,480
Property and equipment, net	1,689	1,542
Restricted certificate of deposit	3,500
Goodwill	314	314
Other assets	861	648
Total assets	26,218	23,984
CURRENT LIABILITIES:
Notes payable - bank	8,143	6,663
Accounts payable	4,020	2,658
Accrued expenses and other current liabilities	14,628	13,028
Income taxes payable	10,783	11,070
Total current liabilities	37,574	33,419
LONG-TERM LIABILITIES:
Convertible notes payable to related party, including accrued interest	18,944	14,810
Liability to United States Department of Labor	1,005	1,184
Other liabilities	113	105
Total liabilities	57,636	49,518
SHAREHOLDERS' DEFICIENCY:
Common stock, 0.45 Euro par value; 17,000,000 shares authorized; 8,009,185 shares issued and outstanding as of June 30, 2011 and December 31, 2010	4,475	4,475
Additional paid-in capital	20,845	20,845
Accumulated deficit	(49,893)	(44,028)
Accumulated other comprehensive loss	(6,845)	(6,826)
Total shareholders' deficiency	(31,418)	(25,534)
Total liabilities and shareholders' deficiency	$ 26,218	$ 23,984